Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Parenthetical) (Detail) - ARS ($)
$ / shares in Units, $ in Thousands
	Dec. 15, 2021	Dec. 31, 2021	May 12, 2021	Dec. 31, 2019	Dec. 31, 2018
Basis for preparation of financial statements and applicable accounting standards [line items]
Number of shares issued		639,413,408		639,413,408	669,663,021
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Irrevocable capital contributions	$ 100,000
Number of shares issued	100,000,000
Par value per share	$ 1		$ 1